Share-based compensation - Summary of Assumptions Used to determine the Fair Value of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-based compensation
Dividend yield	0.00%	0.00%
Expected volatility	124.86%
Expected term	10 years	10 years
Exercise multiple	2.80	2.80
Fair value of ordinary share	$ 1.79
Maximum
Share-based compensation
Risk-free rate of return	3.92%	1.85%
Expected volatility		142.01%
Fair value of ordinary share		$ 17.51
Minimum
Share-based compensation
Risk-free rate of return	3.85%	1.25%
Expected volatility		136.91%
Fair value of ordinary share		$ 3.78